S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jul. 25, 2025 USD ($) $ / shares shares
Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	420,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,200,000
McKinley Partners LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	185,000
Working Capital [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Common Class B [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	5,489,655
Price Paid or to be Paid for Securities, Total Amount	$ 0.004